Item 1. Report to Shareholders

DECEMBER 31, 2004

T. ROWE PRICE

Equity Index 500 Portfolio

Annual Report

The views and opinions in this report were current as of December 31, 2004. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund's future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

T. Rowe Price Equity Index 500 Portfolio

Fellow Shareholders

U.S. stocks rose moderately in the second half of 2004, capping a second consecutive year of gains. Equities declined through mid-August as economic growth moderated amid rising short-term interest rates, surging energy costs, and a heated presidential campaign. Stock prices rose as oil prices backed away from their late-October peak of $55 per barrel, and gains accelerated following the reelection of President Bush. High-profile corporate deals and mergers late in the year were also supportive. By year-end, several major indexes were at or near their highest levels of the year.


Performance Comparison
--------------------------------------------------------------------------------

Periods Ended 12/31/04      6 Months     12 Months
--------------------------------------------------------------------------------

Equity Index 500 Portfolio  6.94%        10.36%

S&P 500 Stock Index         7.19         10.88


Your portfolio returned 6.94% in the second half of 2004 and 10.36% for the 12-month period ended December 31, 2004. As shown in the table, the portfolio closely tracked the performance of its benchmark, the S&P 500 Stock Index, in both periods. The portfolio typically lags slightly due to annual operating and management expenses.

MARKET ENVIRONMENT

The economy continued to expand in the second half of 2004, overcoming a mid-year period of softness that was largely attributable to heightened consumer and business caution amid rising oil prices and a tight presidential election race. Both of these concerns eased in the fourth quarter, as the price of oil fell sharply from its recent high and investors welcomed the uncontested presidential election result. The Federal Reserve continued to unwind its highly accommodative monetary policy in the last six months, though this was not to the detriment of the equity market. Beginning on June 30, the central bank raised the federal funds target rate gradually from 1.00% to 2.25% in five quarter-point increments.

Small-cap shares outperformed their larger counterparts in the second half of 2004 and for the full year. The Russell 2000 Index returned 10.83% and 18.33%, respectively, versus 7.19% and 10.88% for the S&P 500 Index. As measured by various Russell indexes, growth stocks lagged value across all market capitalizations in both periods.


SECTOR PERFORMANCE

Most S&P 500 Index sectors produced positive returns in both the second half of 2004 and the entire year. Since mid-year, utilities, energy, and telecommunication services were among the strongest sectors. The materials and consumer discretionary sectors also performed well, but health care and information technology shares lagged due to weakness among pharmaceuticals and semiconductors, respectively. Consumer staples stocks were also sluggish. For the entire year, energy stocks far surpassed other sectors, but utility, telecommunication services, and industrials and business services companies also performed well. Health care and information technology stocks generated only slight gains.

PORTFOLIO REVIEW

The financials sector (20.6% of equities as of December 31, 2004) contributed the most to the portfolio's performance in the last six months. Most underlying industries produced gains, led by commercial banks such as Bank of America, Wachovia, and Wells Fargo. Companies tied to the capital markets also had a favorable year, led by Merrill Lynch. Other financial industries were less robust. Insurance stocks lagged, pressured by New York Attorney General Eliot Spitzer's allegations of bid-rigging against insurance broker Marsh & McLennan--one of our largest performance detractors--and by the broadening of his investigation into insurance industry practices. (Please see the portfolio of investments for a complete listing of holdings and the amount each represents in the portfolio.)

Consumer discretionary shares (12.1% of equities) also performed well. Stocks of hotels, restaurants, and companies associated with leisure activities paced the sector's advance, especially McDonald's, Starbucks, and cruise ship operator Carnival. Specialty retailers also rose, led by home improvement specialists Home Depot and Lowe's. Stocks of several media companies struggled, though industry titans Comcast, Time Warner, and Disney contributed substantially to our performance. Automobile companies lagged.

Industrials and business services (11.8% of equities) generally produced positive returns, though index heavyweight GE, which was one of our largest contributors to performance, represented a substantial portion of the sector's gains. Machinery stocks, led by Caterpillar, plowed ahead as the economy continued its expansion. Other industries also moved forward, including air freight and railroads, though the commercial services and supply industry was the sector's caboose.

Sector Diversification
--------------------------------------------------------------------------------

Percent of Equities           12/31/03             6/30/04             12/31/04
--------------------------------------------------------------------------------
Financials                        20.3%               20.1%                20.6%

Information
Technology                        17.4                17.1                 15.9

Health Care                       13.3                13.3                 12.8

Consumer
Discretionary                     11.3                11.0                 12.1

Industrials and
Business Services                 10.7                11.3                 11.8

Consumer Staples                  10.7                11.1                 10.2

Energy                            5.8                  6.5                  7.1

Telecommunication
Services                          3.3                  3.4                  3.4

Materials                         3.0                  3.0                  3.0

Utilities                         2.6                  2.7                  2.9

Trusts and Mutual
Funds                             1.6                  0.5                  0.2
--------------------------------------------------------------------------------
Total                           100.0%               100.0%               100.0%

Historical weightings reflect current industry/sector classifications.

The 12/31/04 data may not match the sector percentages in the portfolio of investments, which are calculated as a percentage of net assets.

Energy stocks (7.1% of equities) were fueled by the highest U.S. oil prices in 21 years. Nearly every energy stock in the portfolio and the index produced gains in the last six months, though much of the sector's contribution to our results stems from the favorable performance of ExxonMobil. Telecommunication services shares (3.4% of equities) also connected with investors, as industry fundamentals showed signs of stabilization and improvement, with Verizon Communications, Sprint, and SBC Communications among our top contributors. In addition, utilities (2.9% of equities) gained as investors sought higher-yielding securities in an environment of low interest rates.

Information technology stocks (15.9% of equities) were disappointing in the second half of 2004, though a robust rebound in the fourth quarter offset third-quarter losses. Tech shares lagged as strength in makers of computers and peripherals, especially IBM, Dell, and Apple Computer, was offset by weakness in semiconductor and, to a lesser extent, communications equipment companies. In fact, chip giant Intel and networking behemoth Cisco Systems, bellwethers of each industry, were two of our worst contributors to performance.

The health care sector (12.8% of equities) detracted from our performance the most in the last six months. Although a few health care providers and service companies performed very well, such as UnitedHealth Group and WellPoint, pharmaceutical stocks Pfizer and Merck fell sharply amid concerns about heightened cardiovascular risks and other undesirable side effects from various drugs following Merck's worldwide withdrawal of its Vioxx arthritis medicine.


Portfolio Characteristics
--------------------------------------------------------------------------------
                                                                   Equity Index
As of 12/31/04                                                    500 Portfolio
--------------------------------------------------------------------------------
Market Cap
(Investment-Weighted Median)                                      $52.8 billion

Earnings Growth Rate Estimated
Next 5 Years*                                                              11.5%

P/E Ratio (Based on Next 12 Months'
Estimated Earnings)*                                                      17.6X

* Source data: IBES. Forecasts are in no way indicative of future investment returns.

There were 20 changes to the composition of the S&P 500 in 2004, 10 of which occurred in the last six months. Companies that joined the index included Compass Bancshares, CIT Group, and Archstone-Smith Trust in the financials sector; health care companies Laboratory Corporation of America and Fisher Scientific; and News Corp. and Coach in the consumer discretionary sector. Notable departures from the index include PeopleSoft, which was acquired by software giant Oracle after a protracted fight; WellPoint Health Networks, which merged with Anthem; and AT&T Wireless, which was bought by Cingular Wireless, jointly owned by SBC Communications and BellSouth. (Please see the table on page 4 for a list of all index additions and deletions in 2004.)

New Weighting Methodology for
S&P Indexes

Beginning in 2005, Standard & Poor's will change its methodology for weighting stocks in some of its domestic equity indexes, including the S&P 500 Stock Index, the S&P MidCap 400 Index, and the S&P SmallCap 600 Index. At present, S&P weights stocks in the index based on their market capitalization, which is calculated by multiplying the stock's price by the number of shares outstanding. Under the new "float-weighting" methodology, the weights will be determined based on the value of shares that are available for trading. According to S&P, this would exclude shares that are "closely held by other publicly traded companies, control groups or government agencies."

Standard & Poor's has adopted the following timetable to smooth the transition to the new weighting methodology:

o From January 1, 2005, through March 18, 2005, S&P will continue to calculate index weightings using the full market capitalization of each stock.

o From March 19, 2005, through September 16, 2005, S&P index weighting calculations will reflect a partial implementation of the free-float methodology to reduce the disruptions that might otherwise occur to the index without a transition period.

o After September 16, 2005, S&P will calculate index weightings using a full free-float adjustment.

T. Rowe Price will continue to benchmark the Equity Index 500 Portfolio against the official S&P 500 Index benchmark. We will gradually shift to the full free-float methodology in tandem with the index.

OUTLOOK

U.S. stocks have risen for two consecutive years, which has not occurred since 1998-1999. Favorable fundamentals driving the market--including solid corporate earnings growth, relatively low inflation and interest rates, and a pickup in merger activity--suggest that stocks could continue to rise in 2005. However, returns are likely to be more moderate than in the last two years. Although the Federal Reserve is determined to continue raising short-term interest rates at a "measured" pace, any acceleration of inflation or economic growth could trigger a more aggressive response from the central bank. In addition, concerns about the weakening U.S. dollar or the burgeoning trade and federal budget deficits could add upward pressure to interest rates, which would not be welcomed by equity investors.

In any event, we do not worry about how the market or various equity sectors may perform as the tug of war between bullish and bearish forces plays itself out. Our task is to track the broad equity market indexes with the assets you have entrusted to us, and we appreciate your confidence in our investment management abilities.

Respectfully submitted,

[GRAPHIC OMITTED]

E. Frederick Bair
Chairman of the portfolio's Investment Advisory Committee
January 21, 2005

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the portfolio's investment program.

Risks of Investing
--------------------------------------------------------------------------------

As with all stock mutual funds, the portfolio's share price can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

Glossary

Fed funds target rate: An overnight lending rate set by the Federal Reserve and used by banks to meet reserve requirements. Banks also use the fed funds rate as a benchmark for their prime lending rates.

S&P 500 Stock Index: Tracks the stocks of 500 mostly large U.S. companies.

T. Rowe Price Equity Index 500 Portfolio

Portfolio Highlights

The Evolving S&P 500 Index
--------------------------------------------------------------------------------

Changes in the index in 2004

ADDITIONS                                     DELETIONS
---------------------------------------       --------------------------------
Affiliated Computer Services                  American Greetings
Archstone-Smith Trust                         AT&T Wireless
Caremark RX                                   Bank One Corp.
CIT Group                                     Charter One Financial
Coach                                         Concord EFS
Compass Bancshares                            Crance
E*TRADE Financial                             Deluxe
Fisher Scientific                             FleetBoston Financial
Freescale Semiconductor                       John Hancock Financial Services
Gilead Sciences                               PeopleSoft
Hospira                                       Regions Financial Corporation
L-3 Communication                             South Trust
Laboratory Corporation of America             Sprint PCS
M&T Bank                                      Thomas & Betts
Mylan Laboratories                            Travelers Property Casualty
News Corp.                                    Tupperware
Regions Financial                             Union Planters
Sovereign Bancorp                             WellPoint Health Networks
Valero Energy                                 Winn-Dixie
XTO Energy                                    Worthington Industries
---------------------------------------       --------------------------------

T. Rowe Price Equity Index 500 Portfolio

Portfolio Highlights

Twenty-Five Largest Holdings
--------------------------------------------------------------------------------

                                                                     Percent of
                                                                     Net Assets
Equity Index 500 Portfolio                                             12/31/04
--------------------------------------------------------------------------------

GE                                                                          3.3%

ExxonMobil                                                                  2.8

Microsoft                                                                   2.5

Citigroup                                                                   2.1

Wal-Mart                                                                    1.9

Pfizer                                                                      1.7

Johnson & Johnson                                                           1.7

Bank of America                                                             1.6

American International Group                                                1.4

IBM                                                                         1.3

Intel                                                                       1.3

J.P. Morgan Chase                                                           1.2

Procter & Gamble                                                            1.2

Cisco Systems                                                               1.1

Altria Group                                                                1.0

Verizon Communications                                                      1.0

ChevronTexaco                                                               1.0

Wells Fargo                                                                 0.9

Coca-Cola                                                                   0.9

Dell                                                                        0.9

Home Depot                                                                  0.8

Wachovia                                                                    0.8

Time Warner                                                                 0.8

SBC Communications                                                          0.7

Amgen                                                                       0.7
--------------------------------------------------------------------------------

Total                                                                      34.6%
--------------------------------------------------------------------------------

Note: Table excludes investments in the T. Rowe Price Reserve Investment Fund.

T. Rowe Price Equity Index 500 Portfolio



Growth of $10,000
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Equity Index 500 Portfolio
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

                                 As of
                              12/31/04
                              --------
Equity Index 500 Portfolio      $9,694

S&P 500 Stock Index             $9,794


As of 12/31/04

                                              Equity Index              S&P 500
                                             500 Portfolio          Stock Index

12/29/00                                   $        10,000      $        10,000

12/01                                                8,812                8,811

12/02                                                6,848                6,864

12/03                                                8,784                8,833

12/04                                                9,694                9,794



Average Annual Compound Total Return
                                                                          Since
                                                                      Inception
Periods Ended 12/31/04                              1 Year             12/29/00
--------------------------------------------------------------------------------

Equity Index 500 Portfolio                           10.36%               -0.77%

S&P 500 Stock Index                                  10.88                -0.52

Current performance may be higher or lower than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please visit our Web site (troweprice.com) or contact a T. Rowe Price representative at 1-800-469-5304.

This table shows how the portfolio would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Total returns do not include charges imposed by your insurance company's separate account.
If these were included, performance would have been lower. When assessing performance, investors should consider both short- and long-term returns.


Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table ("Actual") provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table ("Hypothetical") is based on hypothetical account values and expenses derived from the fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund's actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.



 T. Rowe Price Equity Index 500 Portfolio
--------------------------------------------------------------------------------
                                                                       Expenses
                                  Beginning         Ending          Paid During
                                  Account          Account              Period*
                                  Value              Value            7/1/04 to
                                  7/1/04          12/31/04             12/31/04
--------------------------------------------------------------------------------

Actual                            $1,000.00      $1,069.40                $2.08

Hypothetical
(assumes 5% return
before expenses)                  $1,000.00      $1,023.13                $2.03

* Expenses are equal to the fund's annualized expense ratio for the six-month period (0.40%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184) divided by the days in the year (366) to reflect the half-year period.

Financial Highlights

T. Rowe Price Equity Index 500 Portfolio

                                 For a share outstanding throughout each period
                       ---------------------------------------------------------

                           Year                                        12/29/00
                          Ended                                         Through
                       12/31/04        12/31/03        12/31/02        12/31/01
NET ASSET VALUE

Beginning of period $      8.47     $      6.70     $      8.73     $   10.00

Investment
activities
  Net investment
  income (loss)            0.14            0.10            0.09          0.08

  Net realized
  and unrealized
  gain (loss)              0.73            1.78           (2.03)        (1.27)

  Total from
  investment
  activities               0.87            1.88           (1.94)        (1.19)

 Distributions
  Net investment
  income                  (0.14)          (0.11)          (0.09)        (0.08)


NET ASSET VALUE

End of period       $      9.20     $      8.47     $      6.70     $    8.73

Ratios/Supplemental Data

Total return^             10.36%          28.27%         (22.29)%      (11.82)%

Ratio of total
expenses to
average net assets         0.40%           0.40%           0.40%         0.40%

Ratio of net
investment
income (loss)
to average
net assets                 1.65%           1.37%           1.21%         0.98%

Portfolio turnover
rate                       25.5%           40.8%           43.7%         32.6%

Net assets,
end of period
(in thousands)      $     5,449     $     3,887     $     4,475     $    5,011


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments (1)

T. Rowe Price Equity Index 500 Portfolio

December 31, 2004

                                              Shares/$ Par                Value
--------------------------------------------------------------------------------

(Cost and value in $ 000s)

COMMON STOCKS 97.8%

CONSUMER DISCRETIONARY 11.8%

Auto Components 0.2%

Cooper Tire                                             40                    1

Dana                                                    70                    1

Delphi                                                 270                    2

Goodyear Tire & Rubber *                                70                    1

Johnson Controls                                        80                    5

Visteon                                                 50                    1

                                                                             11

Automobiles  0.6%

Ford Motor                                             910                   13

GM                                                     270                   11

Harley-Davidson                                        140                    9

                                                                             33

Distributors  0.0%

Genuine Parts                                           70                    3

                                                                              3

Hotels, Restaurants & Leisure  1.6%

Carnival                                               300                   17

Darden Restaurants                                      75                    2

Harrah's Entertainment                                  60                    4

Hilton                                                 170                    4

International Game Technology                          140                    5

Marriott, Class A                                      120                    8

McDonald's                                             640                   20

Starbucks *                                            180                   11

Starwood Hotels & Resorts
    Worldwide, Class B                                  90                    5

Wendy's                                                 50                    2

Yum! Brands                                            140                    7

                                                                             85

Household Durables  0.6%

Black & Decker                                          50                    4

Centex                                                  50                    3

Fortune Brands                                          80                    6

KB Home                                                 20                    2

Leggett & Platt                                         80                    2

Maytag                                                  40                    1

Newell Rubbermaid                                      120                    3

Pulte                                                   60                    4

Snap-On                                                 40                    1

Stanley Works                                           50                    3

Whirlpool                                               30                    2

                                                                             31

Internet & Catalog Retail  0.7%

eBay *                                                 310                   36

                                                                             36

Leisure Equipment & Products  0.2%

Brunswick                                               40                    2

Eastman Kodak                                          130                    4

Hasbro                                                  90                    2

Mattel                                                 190                    4

                                                                             12

Media  3.9%

Clear Channel Communications                           300                   10

Comcast, Class A *                                   1,043                   35

Disney                                                 980                   27

Dow Jones                                               40                    2

Gannett                                                120                   10

Interpublic Group *                                    210                    3

Knight-Ridder                                           40                    3

McGraw-Hill                                             90                    8

Meredith                                                30                    2

New York Times, Class A                                 80                    3

News Corp, Class A *                                 1,200                   22

Omnicom                                                 90                    8

Time Warner *                                        2,125                   41

Tribune                                                140                    6

Univision Communications
    Class A *                                          150                    4

Viacom, Class B                                        850                   31

                                                                            215

Multiline Retail  1.1%

Big Lots *                                              40                    1

Dillards, Class A                                       30                    1

Dollar General                                         150                    3

Family Dollar Stores                                    70                    2

Federated Department Stores                             90                    5

J.C. Penney                                            140                    6

Kohl's *                                               170                    8

May Department Stores                                  150                    4

Nordstrom                                               60                    3

Sears                                                   90                    5

Target                                                 430                   22

                                                                             60

Specialty Retail  2.4%

Autonation *                                           100                    2

AutoZone *                                              50                    5

Bed Bath & Beyond *                                    130                    5

Best Buy                                               140                    8

Circuit City                                           100                    1

GAP                                                    430                    9

Home Depot                                           1,060                   45

Lowe's                                                 360                   21

Office Depot *                                         160                    3

OfficeMax                                               30                    1

RadioShack                                              80                    3

Sherwin-Williams                                        80                    4

Staples                                                250                    8

The Limited                                            220                    5

Tiffany                                                 60                    2

TJX Companies                                          230                    6

Toys "R" Us *                                          100                    2

                                                                            130

Textiles, Apparel, & Luxury Goods  0.5%

Coach *                                                100                    6

Jones Apparel Group                                     50                    2

Liz Claiborne                                           60                    2

Nike, Class B                                          130                   12

Reebok                                                  40                    2

V. F.                                                   60                    3

                                                                             27

Total Consumer Discretionary                                                643


CONSUMER STAPLES  10.0%

Beverages  2.2%

Anheuser-Busch                                         370                   19

Brown-Forman, Class B                                   60                    3

Coca-Cola                                            1,170                   49

Coca-Cola Enterprises                                  210                    5

Coors, Class B                                          30                    2

Pepsi Bottling Group                                   120                    3

PepsiCo                                                752                   39

                                                                            120

Food & Staples Retailing  3.0%

Albertsons                                             160                    4

Costco Wholesale                                       200                   10

CVS                                                    200                    9

Kroger *                                               340                    6

Safeway *                                              210                    4

Supervalu                                               50                    2

Sysco                                                  290                   11

Wal-Mart                                             1,920                  101

Walgreen                                               520                   20

Winn-Dixie                                              60                    0

                                                                            167

Food Products  1.2%

Archer-Daniels-Midland                                 303                    7

Campbell Soup                                          180                    5

ConAgra                                                250                    7

General Mills                                          170                    8

Heinz                                                  170                    7

Hershey Foods                                          100                    6

Kellogg                                                180                    8

McCormick                                               60                    2

Sara Lee                                               360                    9

Wrigley                                                100                    7

                                                                             66

Household Products  1.8%

Clorox                                                  70                    4

Colgate-Palmolive                                      230                   12

Kimberly-Clark                                         250                   16

Procter & Gamble                                     1,160                   64

                                                                             96
Personal Products  0.6%

Alberto Culver, Class B                                 45                    2

Avon                                                   220                    8

Gillette                                               460                   21

                                                                             31

Tobacco  1.2%

Altria Group                                           910                   56

Reynolds American                                       60                    5

UST                                                     90                    4

                                                                             65

Total Consumer Staples                                                      545


ENERGY  6.9%

Energy Equipment & Services  1.0%

Baker Hughes                                           170                    7

BJ Services                                             80                    3

Halliburton                                            200                    8

Nabors Industries *                                     80                    4

Noble Drilling *                                        60                    3

Rowan *                                                 40                    1

Schlumberger                                           280                   19

Transocean *                                           160                    7

                                                                             52

Oil & Gas  5.9%

Amerada Hess                                            40                    3

Anadarko Petroleum                                     130                    9

Apache                                                 178                    9

Ashland                                                 40                    2

Burlington Resources                                   180                    8

ChevronTexaco                                        1,014                   53

ConocoPhillips                                         330                   29

Devon Energy                                           200                    8

El Paso Corporation                                    361                    4

EOG Resources                                           70                    5

ExxonMobil                                           2,950                  151

Kerr-McGee                                              70                    4

Kinder Morgan                                           50                    4

Marathon Oil                                           160                    6

Occidental Petroleum                                   170                   10

Sunoco                                                  40                    3

Unocal                                                 130                    6

Valero Energy                                          140                    6

Williams Companies                                     230                    4

XTO Energy                                              40                    1

                                                                            325

Total Energy                                                                377


FINANCIALS  20.2%

Capital Markets  2.8%

Bank of New York                                       380                   13

Bear Stearns                                            50                    5

Charles Schwab                                         630                    7

E*TRADE Financial *                                    170                    3

Federated Investors, Class B                            60                    2

Franklin Resources                                     110                    8

Goldman Sachs                                          250                   26

Janus Capital Group                                    100                    2

Lehman Brothers                                        140                   12

Mellon Financial                                       210                    6

Merrill Lynch                                          450                   27

Morgan Stanley                                         520                   29

Northern Trust                                          90                    4

State Street                                           160                    8

                                                                            152

Commercial Banks  5.9%

AmSouth                                                170                    4

Bank of America                                      1,864                   88

BB&T                                                   270                   11

Comerica                                                90                    5

Compass Bancshares                                     100                    5

Fifth Third Bancorp                                    267                   13

First Horizon National                                  60                    3

Huntington Bancshares                                  120                    3

KeyCorp                                                200                    7

M&T Bank                                                50                    5

Marshall & Ilsley                                      110                    5

National City                                          310                   12

North Fork Bancorporation                              255                    7

PNC Financial Services Group                           120                    7

Regions Financial                                      235                    8

SunTrust                                               170                   13

Synovus Financial                                      140                    4

U.S. Bancorp                                           867                   27

Wachovia                                               793                   42

Wells Fargo                                            810                   50

Zions Bancorp                                           40                    3

                                                                            322
Consumer Finance  1.3%

American Express                                       550                   31

Capital One Financial                                  120                   10

MBNA                                                   595                   17

Providian Financial *                                  140                    2

SLM Corporation                                        210                   11

                                                                             71

Diversified Financial Services  3.6%

CIT Group                                              100                    4

Citigroup                                            2,360                  114

J.P. Morgan Chase                                    1,683                   66

Moody's                                                 70                    6

Principal Financial Group                              150                    6

                                                                            196

Insurance  4.2%

ACE Limited                                            130                    6

AFLAC                                                  230                    9

Allstate                                               320                   16

Ambac Financial Group                                   50                    4

American International Group                         1,171                   77

Aon                                                    150                    4

Chubb                                                  100                    8

Cincinnati Financial                                    93                    4

Hartford Financial Services                            130                    9

Jefferson Pilot                                         65                    3

Lincoln National                                        80                    4

Loews                                                   90                    6

Marsh & McLennan                                       250                    8

MBIA                                                    65                    4

MetLife                                                360                   15

Progressive Corporation                                100                    8

Prudential                                             260                   14

SAFECO                                                  70                    4

St. Paul Companies                                     318                   12

Torchmark                                               40                    2

UnumProvident                                          150                    3

XL Capital                                              80                    6

                                                                            226

Real Estate  0.5%

Apartment Investment
    & Management, Class A, REIT                         50                    2

Archstone-Smith Trust, REIT                            100                    4

Equity Office Properties, REIT                         190                    6

Equity Residential, REIT                               120                    4

Plum Creek Timber, REIT                                 70                    3

ProLogis, REIT                                         100                    4

Simon Property Group, REIT                             100                    6

                                                                             29
Thrifts & Mortgage Finance  1.9%

Countrywide Credit                                     278                   10

Fannie Mae                                             490                   35

Freddie Mac                                            320                   24

Golden West Financial                                  140                    9

MGIC Investment                                         50                    3

Sovereign Bancorp                                      200                    4

Washington Mutual                                      415                   18

                                                                            103

Total Financials                                                          1,099


HEALTH CARE  12.5%

Biotechnology  1.3%

Amgen *                                                633                   40

Applera                                                 80                    2

Biogen Idec *                                          163                   11

Chiron *                                                90                    3

Genzyme *                                              100                    6

Gilead Sciences *                                      200                    7

MedImmune *                                            110                    3

                                                                             72

Health Care Equipment & Supplies  2.2%

Bausch & Lomb                                           30                    2

Baxter International                                   290                   10

Becton, Dickinson                                      130                    7

Biomet                                                 120                    5

Boston Scientific *                                    380                   13

C R Bard                                                40                    3

Fisher Scientific *                                     60                    4

Guidant                                                160                   12

Hospira *                                               69                    2

Medtronic                                              560                   28

Millipore *                                             30                    1

PerkinElmer                                             70                    2

St. Jude Medical *                                     180                    8

Stryker                                                190                    9

Thermo Electron *                                       80                    2

Waters Corporation *                                    40                    2

Zimmer Holdings *                                      103                    8

                                                                            118

Health Care Providers & Services  2.3%

Aetna                                                   90                   11

AmerisourceBergen                                       40                    2

Cardinal Health                                        210                   12

Caremark RX *                                          230                    9

CIGNA                                                   70                    6

Express Scripts *                                       30                    2

HCA                                                    220                    9

Health Management, Class A                             100                    2

Humana *                                                90                    3

IMS Health                                             130                    3

Laboratory Corporation of America *                    100                    5

Manor Care                                              30                    1

McKesson                                               150                    5

Medco *                                                115                    5

Quest Diagnostics                                       50                    5

Tenet Healthcare *                                     215                    3

UnitedHealth Group                                     310                   27

WellPoint *                                            140                   16

                                                                            126

Pharmaceuticals  6.7%

Abbott Laboratories                                    760                   36

Allergan                                                60                    5

Bristol Myers Squibb                                   940                   24

Eli Lilly                                              520                   30

Forest Laboratories *                                  160                    7

Johnson & Johnson                                    1,418                   90

King Pharmaceuticals *                                 123                    2

Merck                                                1,100                   35

Mylan Laboratories                                     100                    2

Pfizer                                               3,474                   93

Schering-Plough                                        740                   15

Watson Pharmaceuticals *                                50                    2

Wyeth                                                  620                   26

                                                                            367

Total Health Care                                                           683


INDUSTRIALS & BUSINESS SERVICES  11.5%

Aerospace & Defense  2.1%

Boeing                                                 390                   20

General Dynamics                                       100                   10

Goodrich                                                70                    2

Honeywell International                                470                   17

L-3 Communication                                      100                    7

Lockheed Martin                                        210                   12

Northrop Grumman                                       184                   10

Raytheon                                               210                    8

Rockwell Collins                                        90                    4

United Technologies                                    250                   26

                                                                            116

Air Freight & Logistics  1.1%

Fedex                                                  160                   16

Ryder System                                            40                    2

UPS, Class B                                           470                   40

                                                                             58
Airlines  0.1%

Delta *                                                 50                    0

Southwest Airlines                                     380                    6

                                                                              6

Building Products  0.2%

American Standard *                                     90                    4

Masco                                                  200                    7

                                                                             11

Commercial Services & Supplies  1.0%

Allied Waste Industries *                              150                    1

Apollo Group, Class A *                                100                    8

Avery Dennison                                          50                    3

Cendant                                                480                   11

Cintas                                                  90                    4

Deluxe                                                  30                    1

Equifax                                                 70                    2

H&R Block                                               90                    4

Pitney Bowes                                           120                    6

R.R. Donnelley *                                       100                    4

Robert Half International                               70                    2

Waste Management                                       250                    8

                                                                             54

Construction & Engineering  0.0%

Fluor                                                   40                    2

                                                                              2
Electrical Equipment  0.4%

American Power Conversion                               80                    2

Cooper Industries, Class A                              50                    3

Emerson Electric                                       200                   14

Power-One *                                             50                    0

Rockwell Automation                                     90                    5

Thomas & Betts *                                        20                    1

                                                                             25

Industrial Conglomerates  4.5%

3M                                                     310                   25

GE                                                   4,900                  178

Textron                                                 60                    4

Tyco International                                     975                   35

                                                                            242

Machinery  1.6%

Caterpillar                                            170                   16

Crane                                                   20                    1

Cummins Engine                                          20                    2

Danaher                                                140                    8

Deere                                                  120                    9

Dover                                                   90                    4

Eaton                                                   60                    4

Illinois Tool Works                                    160                   15

Ingersoll-Rand, Class A                                 90                    7

ITT Industries                                          40                    3

Navistar *                                              20                    1

PACCAR                                                  97                    8

Pall                                                    60                    2

Parker Hannifin                                         70                    5

                                                                             85

Road & Rail  0.5%

Burlington Northern Santa Fe                           180                    9

CSX                                                     90                    4

Norfolk Southern                                       200                    7

Union Pacific                                          110                    7

                                                                             27

Trading Companies & Distributors  0.0%

W. W. Grainger                                          40                    3

Total Industrials & Business Services                                       629

INFORMATION TECHNOLOGY  15.6%

Communications Equipment  2.6%

ADC Telecommunications *                               440                    1

Andrew *                                                90                    1

Avaya *                                                220                    4

CIENA *                                                410                    1

Cisco Systems *                                      3,040                   59

Comverse Technology *                                  100                    2

Corning *                                              660                    8

JDS Uniphase *                                         840                    3

Lucent Technologies *                                2,340                    9

Motorola                                             1,090                   19

QUALCOMM                                               770                   33

Scientific-Atlanta                                      70                    2

Tellabs *                                              210                    2

                                                                            144

Computers & Peripherals  3.8%

Apple Computer *                                       190                   12

Dell *                                               1,130                   48

EMC *                                                1,160                   17

Gateway *                                              160                    1

Hewlett-Packard                                      1,457                   31

IBM                                                    730                   72

Lexmark International *                                 50                    4

NCR *                                                   50                    3

Network Appliance *                                    170                    6

QLogic *                                                40                    1

Sun Microsystems *                                   1,600                    9

                                                                            204

Electronic Equipment & Instruments  0.3%

Agilent Technologies *                                 220                    5

Jabil Circuit *                                         80                    2

Molex                                                   80                    3

Sanmina-SCI *                                          260                    2

Solectron *                                            560                    3

Symbol Technologies                                    120                    2

Tektronix                                               30                    1

                                                                             18

Internet Software & Services  0.5%

Monster Worldwide *                                     70                    2

Yahoo! *                                               650                   25

                                                                             27

IT Services  1.1%

Affiliated Computer Services
    Class A *                                           70                    4

Automatic Data Processing                              290                   13

Computer Sciences *                                     90                    5

Convergys *                                             60                    1

Electronic Data Systems                                220                    5

First Data                                             405                   17

Fiserv *                                                90                    3

Paychex                                                170                    6

Sabre Holdings, Class A                                 60                    1

SunGard Data Systems *                                 130                    4

Unisys *                                               160                    2

                                                                             61

Office Electronics  0.1%

Xerox *                                                450                    8

                                                                              8

Semiconductor & Semiconductor Equipment  3.0%

Advanced Micro Devices *                               160                    3

Altera *                                               180                    4

Analog Devices                                         170                    6

Applied Materials *                                    790                   13

Applied Micro Circuits *                               130                    1

Broadcom, Class A *                                    140                    4

Freescale Semiconductor, Class B *                     320                    6

Intel                                                2,920                   68

KLA-Tencor *                                            90                    4

Linear Technology                                      160                    6

LSI Logic *                                            170                    1

Maxim Integrated Products                              140                    6

Micron Technology *                                    270                    3

National Semiconductor                                 200                    4

Novellus Systems *                                      60                    2

NVIDIA *                                                80                    2

PMC-Sierra *                                            90                    1

Teradyne *                                             100                    2

Texas Instruments                                      850                   21

Xilinx                                                 160                    5

                                                                            162
Software  4.2%

Adobe Systems                                          120                    8

Autodesk                                               100                    4

BMC Software *                                         100                    2

Citrix Systems *                                        70                    2

Computer Associates                                    290                    9

Compuware *                                            170                    1

Electronic Arts *                                      140                    9

Intuit *                                               100                    4

Mercury Interactive *                                   40                    2

Microsoft                                            5,070                  135

Novell *                                               170                    1

Oracle *                                             2,490                   34

Parametric Technology *                                140                    1

Siebel Systems *                                       240                    2

Symantec *                                             260                    7

VERITAS Software *                                     190                    5

                                                                            226

Total Information Technology                                                850


MATERIALS  2.9%

Chemicals  1.6%

Air Products and Chemicals                             100                    6

Dow Chemical                                           428                   21

DuPont                                                 470                   23

Eastman Chemical                                        30                    2

Ecolab                                                 110                    4

Engelhard                                               60                    2

Great Lakes Chemical                                    20                    0

Hercules *                                              40                    1

International Flavors & Fragrances                      30                    1

Monsanto                                               140                    8

PPG Industries                                          90                    6

Praxair                                                140                    6

Rohm & Haas                                            100                    4

Sigma Aldrich                                           30                    2

                                                                             86

Construction Materials  0.0%

Vulcan Materials                                        40                    2

                                                                              2

Containers & Packaging  0.1%

Ball                                                    40                    2

Bemis                                                   60                    2

Pactiv *                                                60                    1

Sealed Air *                                            40                    2

Temple-Inland                                           20                    1

                                                                              8

Metals & Mining  0.7%

Alcoa                                                  410                   13

Allegheny Technologies                                  30                    1

Freeport McMoRan Copper Gold
    Class B                                             90                    3

Newmont Mining                                         200                    9

Nucor                                                   60                    3

Phelps Dodge                                            50                    5

USX-U.S. Steel Group                                    60                    3

Worthington Industries                                  30                    1

                                                                             38
Paper & Forest Products  0.5%

Georgia-Pacific                                        120                    5

International Paper                                    220                    9

Louisiana Pacific                                       50                    1

MeadWestvaco                                           108                    4

Neenah Paper *                                           7                    0

Weyerhaeuser                                           100                    7

                                                                             26

Total Materials                                                             160


TELECOMMUNICATION SERVICES  3.3%

Diversified Telecommunication Services  3.0%

Alltel                                                 160                    9

AT&T                                                   384                    7

BellSouth                                              910                   25

Centurytel                                              50                    2

Citizens Communications                                140                    2

Qwest Communications *                                 930                    4

SBC Communications                                   1,580                   41

Sprint                                                 715                   18

Verizon Communications                               1,340                   54

                                                                            162
Wireless Telecommunication Services  0.3%

Nextel Communications, Class A*                        530                   16

                                                                             16

Total Telecommunication Services                                            178


TRUSTS & MUTUAL FUNDS  0.2%

Trusts & Mutual Funds  0.2%

S&P Depository Receipts Trust                           90                   11

Total Trusts & Mutual Funds                                                  11


UTILITIES  2.9%

Electric Utilities  2.0%

Allegheny Energy *                                      70                    1

Ameren                                                  90                    5

American Electric Power                                160                    6

CenterPoint Energy                                     150                    2

CINergy                                                 70                    3

Consolidated Edison                                    100                    4

DTE Energy                                              90                    4

Edison International                                   140                    4

Entergy                                                100                    7

Exelon                                                 310                   14

FirstEnergy                                            153                    6

FPL Group                                              100                    7

PG&E *                                                 210                    7

Pinnacle West Capital                                   50                    2

PPL                                                     90                    5

Progress Energy                                        120                    5

Southern Company                                       350                   12

Teco Energy                                             90                    1

TXU                                                    140                    9

XCEL Energy                                            200                    4

                                                                            108

Gas Utilities  0.1%

KeySpan                                                 70                    3

NICOR                                                   20                    1

NiSource                                               100                    2

Peoples Energy                                          20                    1

                                                                              7

Multi-Utilities & Unregulated Power  0.8%

AES *                                                  290                    4

Calpine *                                              190                    1

CMS Energy *                                            70                    1

Constellation Energy Group                              70                    3

Dominion Resources                                     160                   11

Duke Energy                                            440                   11

Dynegy, Class A *                                      280                    1

Public Service Enterprise                              120                    6

Sempra Energy                                          110                    4

                                                                             42

Total Utilities                                                             157

Total Common Stocks (Cost  $4,630)                                        5,332


SHORT-TERM INVESTMENTS  2.2%

Money Market Fund  2.0%

T. Rowe Price Reserve
    Investment Fund,
    2.28% #+                                       108,516                  109

                                                                            109

U.S. Treasury Obligations 0.2%

U.S. Treasury Bills
    1.702%, 1/27/05 ++                              10,000                   10

                                                                             10

Total Short-Term Investments
(Cost  $119)                                                                119

FUTURES CONTACTS  0.0%

Variation Margin receivable (payable)
    on open futures contracts (2)                                          --

                                                                           --

Total Futures Contracts                                                    --

Total Investments in Securities

100.0% of Net Assets (Cost $4,749)                                      $ 5,451
                                                                        -------

(1)  Denominated in U.S. dollars unless otherwise noted

#    Seven-day yield

*    Non-income producing

++ All or a portion of this security is pledged to cover margin requirements on futures contracts at December 31, 2004

+    Affiliated company--See Note 4.

REIT Real Estate Investment Trust

(2) Open Futures Contracts at December 31, 2004 were as follows:
($ 000s)

                                                     Contract        Unrealized
                                 Expiration          Value          Gain (Loss)
                                 ----------          --------       -----------
Long, 2 S&P 500 E-Mini contracts,
$10 par of 1.702 % U.S. Treasury
Bills pledged as initial margin        3/05          $    121        $       --

Net payments (receipts) of variation
margin to date                                                               --

Variation margin receivable (payable)
on open futures contracts                                            $       --


The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

T. Rowe Price Equity Index 500 Portfolio

December 31, 2004

(In thousands except shares and per share amounts)
                                                                           Year
                                                                          Ended
                                                                       12/31/04
Assets

Investments in securities, at value
  Affiliated companies (cost $109)                         $                109

  Non-affiliated companies (cost $4,640)                                  5,342

  Total investments in securities                                         5,451

Other assets                                                                 19

Total assets                                                              5,470

Liabilities

Total liabilities                                                            21

NET ASSETS                                                 $              5,449
                                                           --------------------

Net Assets Consist of:

Undistributed net realized gain (loss)                     $             (1,013)

Net unrealized gain (loss)                                                  702

Paid-in-capital applicable to 592,253 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                        5,760

NET ASSETS                                                 $              5,449
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $               9.20
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Operations

T. Rowe Price Equity Index 500 Portfolio

($ 000s)
                                                                           Year
                                                                          Ended
                                                                       12/31/04
Investment Income (Loss)

Dividend income                                            $                100

Investment management and administrative expense                             19

Net investment income (loss)                                                 81

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                                  4

  Futures                                                                    16

  Net realized gain (loss)                                                   20

Change in net unrealized gain (loss)
  Securities                                                                433

  Futures                                                                    (5)

  Change in net unrealized gain (loss)                                      428

Net realized and unrealized gain (loss)                                     448

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $                529
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

T. Rowe Price Equity Index 500 Portfolio

($ 000s)

                                                      Year
                                                     Ended
                                                  12/31/04             12/31/03
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $            81      $            57

  Net realized gain (loss)                              20                 (825)

  Change in net unrealized gain (loss)                 428                1,836

  Increase (decrease) in net assets from
  operations                                           529                1,068

Distributions to shareholders
  Net investment income                                (83)                 (60)

Capital share transactions *
  Shares sold                                        2,699                1,673

  Distributions reinvested                              83                   60

  Shares redeemed                                   (1,666)              (3,329)

  Increase (decrease) in net assets from
  capital share transactions                         1,116               (1,596)

Net Assets

Increase (decrease) during period                    1,562                 (588)

Beginning of period                                  3,887                4,475

End of period                              $         5,449      $         3,887
                                           ------------------------------------
(Including undistributed net investment
income of $0 at 12/31/04 and $0 at
12/31/03)

*Share information
  Shares sold                                          316                  231

  Distributions reinvested                               9                    8

  Shares redeemed                                     (192)                (448)

  Increase (decrease) in shares outstanding            133                 (209)

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

T. Rowe Price Equity Index 500 Portfolio

December 31, 2004


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund commenced operations on December 29, 2000. The fund seeks to match the performance of the Standard & Poor's 500 Stock Index(R). Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices.

Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts is included in investments in securities, and unrealized gains and losses on futures contracts are included in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on a quarterly basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

During the year ended December 31, 2004, the fund received a one-time special dividend on a security held in its portfolio (Microsoft Corp.). The dividend, which totaled $16,000, represents 16% of dividend income reflected in the accompanying financial statements and is not expected to recur.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the year ended December 31, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place.

Risks arise from possible illiquidity of the futures market and from movements in security values.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $2,365,000 and $1,208,000, respectively, for the year ended December 31, 2004.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended December 31, 2004 totaled $83,000 and were characterized as ordinary income. At December 31, 2004, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------

Unrealized appreciation                                    $            950,000

Unrealized depreciation                                                (250,000)

Net unrealized appreciation (depreciation)                              700,000

Capital loss carryforwards                                           (1,011,000)

Paid-in capital                                                       5,760,000

Net assets                                                 $          5,449,000
                                                           --------------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. During the year ended December 31, 2004, the fund utilized $17,000 of capital loss carry-forwards. As of December 31, 2004, the fund had $9,000 of capital loss carryforwards that expire in 2009, $183,000 that expire in 2010, and $819,000 that expire in 2011.

For the year ended December 31, 2004, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to per share rounding of distributions. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------

Undistributed net investment income                        $              2,000

Paid-in capital                                                          (2,000)

At December 31, 2004, the cost of investments for federal income tax purposes was $4,751,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.40% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At December 31, 2004, $10,000 was payable under the agreement.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2004, dividend income from the Reserve Funds totaled $1,000, and the value of shares of the Reserve Funds held at December 31, 2004 and December 31, 2003 was $109,000 and $113,000, respectively.

T. Rowe Price Equity Index 500 Portfolio

Report of Independent Registered Public Accounting Firm

To the Board of Directors of T. Rowe Price Equity Series, Inc. and Shareholders of T. Rowe Price Equity Index 500 Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Equity Index 500 Portfolio (one of the portfolios comprising T. Rowe Price Equity Series, Inc., hereafter referred to as the "Fund") at December 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 11, 2005

T. Rowe Price Equity Index 500 Portfolio



Tax Information (Unaudited) for the Tax Year Ended 12/31/04
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For taxable non-corporate shareholders, $83,000 of the fund's income represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $83,000 of the fund's income qualifies for the dividends-received deduction.


Information on Proxy Voting Policies, Procedures, and Records
--------------------------------------------------------------------------------

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund's Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC's Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words "Company Info" at the top of our homepage for individual investors. Then, in the window that appears, click on the "Proxy Voting Policy" navigation button in the top left corner.

Each fund's most recent annual proxy voting record is available on our Web site and through the SEC's Web site. To access it through our Web site, follow the directions above, then click on the words "Proxy Voting Record" at the bottom of the Proxy Voting Policy page.


How to Obtain Quarterly Portfolio Holdings
--------------------------------------------------------------------------------

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available electronically on the SEC's Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC's Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

T. Rowe Price Equity Index 500 Portfolio

About the Fund's Directors and Officers

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, compliance matters, advisory fees, expenses, and other business affairs, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of
T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)
Year Elected*
Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies
--------------------------------------------------------------------------------

Anthony W. Deering
(1945)
2001
Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.
(1943)
1994
Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

David K. Fagin
(1938)
1994
Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.

Karen N. Horn
(1943)
2003
Managing Director and President, Global Private Client Services, Marsh Inc. (1999-2003); Managing Director and Head of International Private Banking, Bankers Trust (1996-1999); Director, Eli Lilly and Company and Georgia Pacific (5/04 to present)

F. Pierce Linaweaver
(1934)
2001
President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers

John G. Schreiber
(1946)
2001
Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust and The Rouse Company, real estate developers

* Each independent director oversees 112 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

T. Rowe Price Equity Index 500 Portfolio

Inside Directors
(Year of Birth)
Year Elected*
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies
--------------------------------------------------------------------------------

John H. Laporte, CFA
(1945)
1994
[15]
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

James S. Riepe
(1943)
1994
[112]
Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, Equity Series

* Each inside director serves until retirement, resignation, or election of a successor.


Officers
Name (Date of Birth)
Title and Fund(s) Served
Principal Occupation(s)
--------------------------------------------------------------------------------

E. Frederick Bair, CFA, CPA (1969)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Trust Company

Brian W.H. Berghuis, CFA (1958)
Executive Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Stephen W. Boesel (1944)
Vice President, Equity Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Stephen V. Booth, CPA (1961)
Vice President, Equity Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Joseph A. Carrier (1960)
Treasurer, Equity Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company

Anna M. Dopkin, CFA (1967)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Roger L. Fiery III, CPA (1959)
Vice President, Equity Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

Robert N. Gensler (1957)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

John R. Gilner (1961)
Chief Compliance Officer, Equity Series
Chief Compliance Officer and Vice President, T. Rowe Price; Vice President,
T. Rowe Price Investment Services, Inc., and T. Rowe Price Group, Inc.

Gregory S. Golczewski (1966)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or
T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served
Principal Occupation(s)
--------------------------------------------------------------------------------

Henry H. Hopkins (1942)
Vice President, Equity Series
Director and Vice President, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

Kris H. Jenner, M.D., D. Phil. (1962)
Executive Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

John D. Linehan, CFA (1965)
Vice President, Equity Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Patricia B. Lippert (1953)
Secretary, Equity Series
Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

Joseph M. Milano, CFA (1972)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Larry J. Puglia, CFA, CPA (1960)
Executive Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Brian C. Rogers, CFA, CIC (1955)
President, Equity Series
Chief Investment Officer, Director, and Vice President, T. Rowe Price and
T. Rowe Price Group, Inc.; Director and Vice President, T. Rowe Price Trust Company

Charles M. Shriver, CFA (1967)
Assistant Vice President, Equity Series
Vice President, T. Rowe Price

Robert W. Smith (1961)
Vice President, Equity Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Michael F. Sola, CFA (1969)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

William J. Stromberg, CFA (1960)
Vice President, Equity Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

John F. Wakeman (1962)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Julie L. Waples (1970)
Vice President, Equity Series
Vice President, T. Rowe Price

Richard T. Whitney, CFA (1958)
Executive Vice President, Equity Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

R. Candler Young (1971)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

This report is authorized for distribution only to those who have received a copy of the portfolio's prospectus.



100 East Pratt Street
Baltimore, MD  21202


T. Rowe Price Investment Services, Inc., Distributor.

42383
TRP595  (2/05)                       F308-050  12/31/04

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                              $5,500                $7,803
     Audit-Related Fees                         751                   446
     Tax Fees                                 1,492                 2,027
     All Other Fees                               -                   124

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $903,000 and $821,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     February 18, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     February 18, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     February 18, 2005